Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements:
On January 1, 2022 the Company adopted ASU 2020-06 and used the modified retrospective approach for all convertible debt instruments at the beginning of the period of adoption.

The adoption of ASU 2020-06 at January 1, 2022 had no effect in the Company’s unaudited interim condensed consolidated financial statements for the six months ended June 30, 2022.